FINANCING RECEIVABLES, NET - Aging analysis of past due financing receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 519,606	¥ 527,638
Financing receivables, current	4,265,427	6,280,068
Total financing receivables	4,785,033	6,807,706
Financing receivables, non-accrual status	190,500	235,600
Interest and late payment fees earned from non-accrual financing receivables	53,900	102,800	¥ 86,000
Loan VII
Aging analysis of past due financing receivables
Collateral amount	420,400	42,400
Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	28,210	20,910
Financing receivables, current	889,587	953,648
Total financing receivables	917,797	974,558
Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	491,396	506,728
Financing receivables, current	3,375,840	5,326,420
Total financing receivables	3,867,236	5,833,148
Net deferred origination fees recognized	2,400	14,500	¥ 168,400
1-29 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	158,734	145,930
1-29 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	9,160	6,297
1-29 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	149,574	139,633
30-59 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	91,989	78,576
30-59 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	5,197	3,469
30-59 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	86,792	75,107
60-89 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	78,425	67,521
60-89 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	4,217	2,574
60-89 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	74,208	64,947
90-179 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	190,458	235,611
90-179 Days Past Due | Installment purchase loans
Aging analysis of past due financing receivables
Financing receivables, past due	9,636	8,570
90-179 Days Past Due | Personal installment loans
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 180,822	¥ 227,041